Development Of Allowance For Credit Losses For Off Balance Sheet Positions (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	[1]	Jun. 30, 2021	[2]
Total Stages [Member]
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of the year	€ 443		€ 419
Movements Including New Business	1		(23)
Transfers Due To Changes In Credit Worthiness	0	[3]	0	[4]
Foreign Exchange And Other Changes	19		4
Balance, end of reporting period	464		400
Of Which: Financial Guarantees	300		268
Provision For Credit Losses Excluding Country Risk	1	[5]	(23)	[6]
Stage 1 [Member]
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of the year	108		144
Movements Including New Business	25		(41)
Transfers Due To Changes In Credit Worthiness	9	[3]	(5)	[4]
Foreign Exchange And Other Changes	7		2
Balance, end of reporting period	147		100
Of Which: Financial Guarantees	110		64
Provision For Credit Losses Excluding Country Risk	33	[5]	(46)	[6]
Stage 2 [Member]
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of the year	111		74
Movements Including New Business	1		21
Transfers Due To Changes In Credit Worthiness	(10)	[3]	1	[4]
Foreign Exchange And Other Changes	4		5
Balance, end of reporting period	105		101
Of Which: Financial Guarantees	59		61
Provision For Credit Losses Excluding Country Risk	(9)	[5]	22	[6]
Stage 3 [Member]
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of the year	225		200
Movements Including New Business	(25)		(3)
Transfers Due To Changes In Credit Worthiness	2	[3]	4	[4]
Foreign Exchange And Other Changes	9		(2)
Balance, end of reporting period	211		199
Of Which: Financial Guarantees	132		143
Provision For Credit Losses Excluding Country Risk	€ (23)	[5]	€ 1	[6]

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of June 30, 2022
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of June 30 2021
[3]	Transfers due to changes in creditworthiness” shows the CLA Movements due to stage transfer prior to ECL remeasurement
[4]	Transfers due to changes in creditworthiness” shows the CLA Movements due to stage transfer prior to ECL remeasurement
[5]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[6]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.